Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 33	$ 516
Collectively evaluated for impairment	3,367	2,647
Total ending allowance balance	3,400	3,163	2,585
Recorded investment in loans:
Loans individually evaluated for impairment	1,541	3,337
Loans collectively evaluated for impairment	268,098	214,490
Total ending loans balance	269,639	217,827
Commercial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	151
Collectively evaluated for impairment	926	705
Total ending allowance balance	926	856	460
Recorded investment in loans:
Loans individually evaluated for impairment	20	597
Loans collectively evaluated for impairment	49,455	33,399
Total ending loans balance	49,475	33,996
Residential real estate [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	182
Collectively evaluated for impairment	584	539
Total ending allowance balance	584	721	675
Recorded investment in loans:
Loans individually evaluated for impairment	43	320
Loans collectively evaluated for impairment	88,910	73,570
Total ending loans balance	88,953	73,890
Home Equity [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	65	66
Total ending allowance balance	65	66	100
Recorded investment in loans:
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	31,499	30,288
Total ending loans balance	31,499	30,288
Consumer [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	32	40
Total ending allowance balance	32	40	53
Recorded investment in loans:
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	8,366	7,698
Total ending loans balance	8,366	7,698
Unallocated [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total ending allowance balance	0	0	30
Recorded investment in loans:
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	0	0
Total ending loans balance	0	0
Commercial real estate [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	33	183
Collectively evaluated for impairment	1,760	1,297
Total ending allowance balance	1,793	1,480	1,267
Recorded investment in loans:
Loans individually evaluated for impairment	1,478	2,420
Loans collectively evaluated for impairment	89,868	69,535
Total ending loans balance	$ 91,346	$ 71,955